As Filed with the Securities and Exchange Commission on March 27, 2020

1933 Act No. 333-233772

1940 Act No. 811-23475

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933                                   ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940        ☒

Amendment No. 3

(Check appropriate box or boxes)

AltShares Trust

(Exact Name of Registrant as Specified in Charter)

41 Madison Avenue, 42nd Floor

New York, New York 10010

(Address of Principal Executive Offices

Registrant’s Telephone Number, including Area Code: (855) 955-1607

Name and Address of Agent for Service	With copies to:
John S. Orrico	Stacy L. Fuller, Esq.
41 Madison Avenue	Fatima S. Sulaiman, Esq.
New York, NY 10010	K&L Gates LLP
1601 K Street
Washington, DC 20006

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 relates to the AltShares Merger Arbitrage ETF (the “Fund”), a series of AltShares Trust. The purpose of this filing is to file risk/return summary information for the Fund in interactive data format.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant represents that this Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on this 27th day of March, 2020.

ALTSHARES TRUST

By:	/s/ John S. Orrico
John S. Orrico
President

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ John S. Orrico	Trustee and President	March 27, 2020
John S. Orrico

/s/ Jonathan Hickey	Chief Financial Officer and Treasurer	March 27, 2020
Jonathan Hickey

/s/ Francis X. Tracy*	Trustee	March 27, 2020
Francis X. Tracy

/s/ Nancy M. Morris*	Trustee	March 27, 2020
Nancy M. Morris

*By:	/s/ Stacy L. Fuller

Attorney-in-fact pursuant to Power of Attorney dated February 6, 2020 filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement filed with the SEC on February 19, 2020.

EXHIBIT INDEX

Type	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase